Intangible assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	$ 27,765		¥ 120,240		¥ 198,640
Less: accumulated amortization	(4,196)		(8,121)		(30,018)
Intangible assets, net	23,569		112,119		168,622
Amortization expenses	3,226	¥ 23,081	7,020	¥ 1,101
Impairment charges on intangible asset		¥ 0	0	¥ 0
Estimated annual amortization expense
2020	3,617				25,880
2021	2,691				19,250
2022	2,540				18,172
2023	2,288				16,366
2024	1,479				10,581
Customer relationship
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	7,237		19,980		51,780
Trademark
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	15,578		64,850		111,450
Student base
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	334		2,390		2,390
License
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	3,299		23,600		23,600
Franchise agreements
Goodwill, Intangible assets and Long-term investments
Intangible assets, gross	$ 1,317		¥ 9,420		¥ 9,420